UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"


Form 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2010" Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	"Broadview Advisors, LLC"
Address: 	330 East Kilbourn Avenue
		Suite 1475
		"Milwaukee, WI 53202"

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements, " "schedules, lists, and tables, are considered integral parts " of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

"330 East Kilbourn Avenue, Suite 1475"
"Milwaukee, WI 53202"

12-May-11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this "report, and all holdings are reported by other reporting " manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: 583724 (thousands)

List of Other Included Managers:

				FORM 13F INFORMATIO	N TABLE
			VALUE	SHARES/  SH/ PUT/	INVSTMT	OTHER          VOT	ING AUTHO	RITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT  PRN CALL	DSCRETN	MANAGERS     SOLE	SHARED	NONE
------------------------------	----------------	---------	--------	-------- --- ----	-------	------------ --------	--------	--------
Adobe Systems Inc	COM	00724F101	617	18600.000000 SH	Sole	18600
Allstate Corp	COM	20002101	508	16000.000000 SH	Sole	16000
Applied Materials	COM	38222105	672	43000.000000 SH	Sole	43000
Arch Coal Inc.	COM	39380100	11090	307700.000000 SH	Sole	307700
Arrow Electronics	COM	42735100	14067	335892.000000 SH	Sole	335892
Arthur J Gallagher & Co	COM	363576109	5078	167000.000000 SH	Sole	167000
Aspen Technology Inc	COM	45327103	2451	163500.000000 SH	Sole	163500
Associated Banc-Corp	COM	45487105	8927	601117.000000 SH	Sole	601117
Avid Technologies Inc	COM	05367P100	6161	276300.000000 SH	Sole	276300
BE Aerospace Inc	COM	73302101	4949	139300.000000 SH	Sole	139300
Banco Santander Brazil SA	COM	05967A107	552	45000.000000 SH	Sole	45000
Barnes Group Inc	COM	67806109	9276	444253.000000 SH	Sole	444253
Beacon Roofing Supply	COM	73685109	5705	278700.000000 SH	Sole	278700
Beckman Coulter Inc	COM	75811109	6845	82400.000000 SH	Sole	82400
Blackrock Income Tr Inc	COM	09247F100	217	32300.000000 SH	Sole	32300
Brady Corp cl A	COM	104674106	11931	334300.000000 SH	Sole	334300
Brunswick Corp	COM	117043109	3273	128700.000000 SH	Sole	128700
CAI International Inc	COM	12477X106	2780	107492.000000 SH	Sole	107492
CISCO Systems Inc	COM	17275R102	346	20200.000000 SH	Sole	20200
Cardtronics Inc	COM	14161H108	6830	335630.000000 SH	Sole	335630
Celanese Corp.	COM	150870103	9832	221600.000000 SH	Sole	221600
Charles Schwab Corp	COM	808513105	272	15100.000000 SH	Sole	15100
Chicago Bridge & Iron	COM	167250109	18634	458300.000000 SH	Sole	458300
Ciena Corporation	COM	171779309	6054	233389.000000 SH	Sole	233389
Cintas	COM	172908105	13522	446600.000000 SH	Sole	446600
Columbia Banking Systems Inc.	COM	197236102	1007	52538.000000 SH	Sole	52538
Columbus McKinnon Corp	COM	199333105	4152	224928.000000 SH	Sole	224928
Covance Inc	COM	222816100	8905	162730.000000 SH	Sole	162730
Crane Co	COM	224399105	9148	188900.000000 SH	Sole	188900
Crocs Incorporated	COM	227046109	9980	559400.000000 SH	Sole	559400
Cytec Industries Inc	COM	232820100	4041	74317.000000 SH	Sole	74317
Douglas Dynamics Inc	COM	25960R105	659	46200.000000 SH	Sole	46200
Dresser Rand Group Inc	COM	261608103	7866	146700.000000 SH	Sole	146700
Du Pont E I De Nemours & Co	COM	263534109	440	8000.000000 SH	Sole	8000
First Midwest Bancorp	COM	320867104	836	70900.000000 SH	Sole	70900
FirstMerit Bancorp	COM	337915102	3082	180568.000097 SH	Sole	180568.0001
Fiserv Inc.	COM	337738108	6034	96200.000000 SH	Sole	96200
Genworth Financial Inc	COM	37247D106	4220	313500.000000 SH	Sole	313500
Greatbatch Inc	COM	39153L106	5718	216100.000000 SH	Sole	216100
HealthSouth Corp	COM	421924309	12128	485500.000000 SH	Sole	485500
Henry Jack & Associates	COM	426281101	332	9800.000000 SH	Sole	9800
Hexcel Corp	COM	428291108	12147	616929.000000 SH	Sole	616929
Higher One Holdings Inc	COM	42983D104	2861	197960.000000 SH	Sole	197960
Hologic Inc	COM	436440101	11631	523900.000000 SH	Sole	523900
Illinois Toolworks Inc	COM	452308109	414	7700.000000 SH	Sole	7700
Intel Corporation	COM	458140100	888	44000.000000 SH	Sole	44000
Intermec Inc	COM	458786100	2871	266045.000000 SH	Sole	266045
Interpublic Group of Companies	COM	460690100	10113	804500.000000 SH	Sole	804500
JPMorgan Chase & Co	COM	46625H100	940	20400.000000 SH	Sole	20400
Johnson Controls Inc	COM	478366107	478	11500.000000 SH	Sole	11500
Kadant Inc	COM	48282T104	2313	88323.000000 SH	Sole	88323
Kaydon Corp	COM	486587108	2860	72966.000000 SH	Sole	72966
Kennametal Inc.	COM	489170100	11491	294643.000000 SH	Sole	294643
Kinder Morgan Management LL	COM	49455U100	418	6378.923639 SH	Sole	6378.923639
Kohls Corp	COM	500255104	578	10900.000000 SH	Sole	10900
Lincoln Electric Holdings Inc	COM	533900106	1852	24400.000000 SH	Sole	24400
Liz Claiborne	COM	539320101	7872	1460528.000000 SH	Sole	1460528
LogMeIn	COM	54142L109	8866	210300.000000 SH	Sole	210300
Longtop Financial Technologies	COM	54318P108	8015	255100.000000 SH	Sole	255100
Lyondell Basell Industries NV	COM	N53745100	771	19500.000000 SH	Sole	19500
MB Financial Inc	COM	55264U108	1000	47700.000000 SH	Sole	47700
MKS Instruments Inc.	COM	55306N104	8823	264953.000000 SH	Sole	264953
Metlife Inc	COM	59156R108	716	16000.000000 SH	Sole	16000
Mobile Mini Inc	COM	60740F105	8206	341631.000000 SH	Sole	341631
Modine Manufacturing Co	COM	607828100	7980	494442.000000 SH	Sole	494442
Molex Inc A	COM	608554200	21751	1051295.000000 SH	Sole	1051295
Owens Illinois Inc	COM	690768403	9498	314600.000000 SH	Sole	314600
PAREXEL International Corp	COM	699462107	6750	271100.000000 SH	Sole	271100
PETsMART Inc.	COM	716768106	2932	71600.000000 SH	Sole	71600
PMC Sierra Inc	COM	69344F106	6790	904100.000000 SH	Sole	904100
Parametric Technology	COM	699173209	7084	315000.000000 SH	Sole	315000
Patterson Companies Inc	COM	703395103	9269	287948.000000 SH	Sole	287948
Peroleo Brasileiro Sa Petro	COM	71654V408	283	7000.000000 SH	Sole	7000
Petrohawk Energy Corp	COM	716495106	13367	544700.000000 SH	Sole	544700
Plexus Corp	COM	729132100	8846	252300.000000 SH	Sole	252300
Power Integrations Inc	COM	739276103	4589	119712.000000 SH	Sole	119712
Red Robbin Gourmet Burgers Inc	COM	75689M101	2595	96500.000000 SH	Sole	96500
Reinsurance Group of	COM	759351604	8959	142700.000000 SH	Sole	142700
Robert Half International	COM	770323103	303	9900.000000 SH	Sole	9900
Rockwood Holdings Inc	COM	774415103	5006	101700.000000 SH	Sole	101700
Rowan Companies Inc.	COM	779382100	8160	184700.000000 SH	Sole	184700
Royal Caribbean Cruises Ltd	COM	V7780T103	6263	151800.000000 SH	Sole	151800
SPX Corp	COM	784635104	16696	210300.000000 SH	Sole	210300
Sandy Spring Bancorp Inc	COM	800363103	5156	279300.000000 SH	Sole	279300
Sapient Corporation	COM	803062108	10383	906800.000000 SH	Sole	906800
Scansource Inc	COM	806037107	11481	302200.000000 SH	Sole	302200
Sterling Bancshares Inc	COM	858907108	146	17000.000000 SH	Sole	17000
TCF Financial Corp	COM	872275102	227	14300.000000 SH	Sole	14300
Target Corporation	COM	8.76E+110	420	8400.000000 SH	Sole	8400
Thoratec Corp	COM	885175307	3405	131300.000000 SH	Sole	131300
US Bancorp	COM	902973304	1041	39400.000000 SH	Sole	39400
UTI Worldwide Inc	COM	G87210103	7388	366300.000000 SH	Sole	366300
Ulta Salon Cosm and Frag Inc	COM	90384S303	8476	176100.000000 SH	Sole	176100
Unit Corp	COM	909218109	4188	67600.000000 SH	Sole	67600
VCA Antech	COM	918194101	11334	450294.000000 SH	Sole	450294
Walker & Dunlop Inc	COM	93148P102	480	39500.000000 SH	Sole	39500
Werner Enterprises Inc.	COM	950755108	12625	476900.000000 SH	Sole	476900
Winnebago IndustriesInc	COM	974637100	14587	1091000.000000 SH	Sole	1091000
Wright Medical Group Inc	COM	98235T107	3126	183800.000000 SH	Sole	183800
Zimmer Holdings Inc	COM	98956P102	206	3400.000000 SH	Sole	3400
SPDR SER TR KBW Regional Banki	MUTUAL FUND	78464A698	6673	250600 SH	Sole	250600